Fair value measurement - Summary of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	€ 672,661	€ 811,122
Other current financial assets	90,917	320,894
Level 1
Disclosure of financial assets [line items]
Financial assets	29,581	30,076
Other current financial assets	29,581	30,076
Level 2
Disclosure of financial assets [line items]
Financial assets	585,949	565,319
Other current financial assets	7,970	78,470
Level 3
Disclosure of financial assets [line items]
Financial assets	57,131	215,727
Other current financial assets	€ 53,366	212,348
Bottom of range
Disclosure of financial assets [line items]
Probability of surrender	5.61%
Top of range
Disclosure of financial assets [line items]
Probability of surrender	8.31%
FVPL
Disclosure of financial assets [line items]
Financial assets	€ 61,301	293,701
Other current financial assets	56,880	289,743	€ 308,532
FVOCI
Disclosure of financial assets [line items]
Financial assets	39,550	49,306
Other current financial assets	28,440	26,852	25,712
Amortized cost
Disclosure of financial assets [line items]
Financial assets	571,810	468,115
Other current financial assets	5,597	4,299
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	11,110	22,454
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	11,110	22,454
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | FVOCI
Disclosure of financial assets [line items]
Financial assets	11,110	22,454
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	296,279	254,321
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	296,279	254,321
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	296,279	254,321
Trade receivables
Disclosure of financial assets [line items]
Financial assets	240,457	177,213
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	240,457	177,213
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	240,457	177,213
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	33,898	36,240
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	30,133	32,861
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	3,765	3,379
Other non-current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	4,421	3,958
Other non-current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	29,477	32,282
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	90,917	320,894
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	29,581	30,076
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	7,970	78,470
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	53,366	212,348
Other current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	56,880	289,743
Other current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	28,440	26,852
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	5,597	4,299
Insurance contracts
Disclosure of financial assets [line items]
Other current financial assets		114,975
Insurance contracts | Level 1
Disclosure of financial assets [line items]
Other current financial assets		0
Insurance contracts | Level 2
Disclosure of financial assets [line items]
Other current financial assets		0
Insurance contracts | Level 3
Disclosure of financial assets [line items]
Other current financial assets		114,975
Insurance contracts | FVPL
Disclosure of financial assets [line items]
Other current financial assets		114,975
Insurance contracts | FVOCI
Disclosure of financial assets [line items]
Other current financial assets		0
Insurance contracts | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets		0
Private equity
Disclosure of financial assets [line items]
Other current financial assets	22,399	18,311
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	22,399	18,311
Private equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	22,399	18,311	15,925
Private equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income
Disclosure of financial assets [line items]
Other current financial assets	18,785	20,329
Money market funds and floating income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	16,692	17,742
Money market funds and floating income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	2,093	2,587
Money market funds and floating income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	2,093	2,587
Money market funds and floating income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	16,692	17,742
Money market funds and floating income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	12,146	12,129
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	12,146	12,129
Real estate funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	12,146	12,129	32,898
Real estate funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	11,748	73,127
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	11,748	9,110
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	47,114
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	16,903
Fixed income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	64,017	68,947
Fixed income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	11,748	9,110	5,025
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	10,106	13,644
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	280	259
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	9,826	13,385
Private debt | FVPL
Disclosure of financial assets [line items]
Other current financial assets	10,106	13,644	7,945
Private debt | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	8,995	46,761
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	10,116
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	8,995	36,645
Hedge funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	8,995	46,761	41,483
Hedge funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits
Disclosure of financial assets [line items]
Other current financial assets	5,431	2,075
Guarantee deposits | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Level 2
Disclosure of financial assets [line items]
Other current financial assets	5,431	2,075
Guarantee deposits | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	5,431	2,075
Equity
Disclosure of financial assets [line items]
Other current financial assets	1,141	14,592
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	1,141	497
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	14,095
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	1,141	14,592	25,408
Equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	166	2,224
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	166	2,224
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	166	2,224
Commodities
Disclosure of financial assets [line items]
Other current financial assets		2,727
Commodities | Level 1
Disclosure of financial assets [line items]
Other current financial assets		2,727
Commodities | Level 2
Disclosure of financial assets [line items]
Other current financial assets		0
Commodities | Level 3
Disclosure of financial assets [line items]
Other current financial assets		0
Commodities | FVPL
Disclosure of financial assets [line items]
Other current financial assets	€ 0	2,727	€ 0
Commodities | FVOCI
Disclosure of financial assets [line items]
Other current financial assets		0
Commodities | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets		€ 0